Summary of Significant Accounting Policies - Property and equipment, net (Details)	12 Months Ended
Dec. 31, 2021
Office and electronic equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Minimum | Vehicles
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Minimum | Purchased software
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years
Maximum | Vehicles
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Maximum | Purchased software
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years